UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Fox Point Capital Management LLC

Address:  101 Park Avenue, 21st Floor
          New York, New York 10178

13F File Number:  28-12128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott Schweitzer
Title:    Chief Financial Officer
Phone:    (212) 984-2373


Signature, Place and Date of Signing:


   /s/ Scott Schweitzer          New York, New York         November 13, 2009
--------------------------     ----------------------     ---------------------
       [Signature]                 [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:     NONE

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        37

Form 13F Information Table Value Total:  $697,258
                                         (thousands)


List of Other Included Managers:     None

                                                     FORM 13F INFORMATION TABLE
                                                  Fox Point Capital Management LLC
COLUMN 1                          COLUMN 2      COLUMN  3  COLUMN 4         COLUMN 5        COLUMN 6  COL 7         COLUMN 8
----------------------------  ----------------  ---------  --------   --------------------  --------  -----  -----------------------
                                                            VALUE      SHRS OR   SH/  PUT/  INVSTMNT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP    (X$1000)    PRN AMT   PRN  CALL  DISCRETN  MNGRS    SOLE     SHARED  NONE
----------------------------  ----------------  ---------  --------   ---------  ---  ----  --------  -----  ---------  ------  ----
ALLERGAN INC                  COM               018490102   14,190      250,000   SH          SOLE    NONE     250,000
ALTRIA GROUP INC              COM               02209S103   22,263    1,250,000   SH          SOLE    NONE   1,250,000
AMGEN INC                     COM               031162100   15,058      250,000   SH          SOLE    NONE     250,000
APOLLO GROUP INC              CL A              037604105    9,209      125,000   SH          SOLE    NONE     125,000
APPLE INC                     COM               037833100   23,169      125,000   SH          SOLE    NONE     125,000
AT&T INC                      COM               00206R102   13,505      500,000   SH          SOLE    NONE     500,000
CAREFUSION CORP               COM               14170T101    4,306      197,500   SH          SOLE    NONE     197,500
CHESAPEAKE ENERGY CORP        COM               165167107    3,550      125,000   SH          SOLE    NONE     125,000
CISCO SYS INC                 COM               17275R102   22,952      975,000   SH          SOLE    NONE     975,000
COGNIZANT TECHNOLOGY SOLUTIO  CL A              192446102    4,833      125,000   SH          SOLE    NONE     125,000
CREDICORP LTD                 COM               G2519Y108    7,193       92,500   SH          SOLE    NONE      92,500
DIRECTV GROUP INC             COM               25459L106   27,580    1,000,000   SH          SOLE    NONE   1,000,000
DOLLAR TREE INC               COM               256746108    6,085      125,000   SH          SOLE    NONE     125,000
EXPRESS SCRIPTS INC           COM               302182100    9,698      125,000   SH          SOLE    NONE     125,000
HDFC BANK LTD                 ADR REPS 3 SHS    40415F101    5,919       50,000   SH          SOLE    NONE      50,000
HEINZ H J CO                  COM               423074103   19,875      500,000   SH          SOLE    NONE     500,000
IAC INTERACTIVECORP           COM PAR $.001     44919P508   10,095      500,000   SH          SOLE    NONE     500,000
ISHARES TR INDEX              FTSE XNHUA IDX    464287184  132,990    3,250,000        PUT    SOLE    NONE   3,250,000
ITAU UNIBANCO HLDG SA         SPON ADR REP PFD  465562106   10,075      500,000   SH          SOLE    NONE     500,000
KIMBERLY CLARK CORP           COM               494368103   23,592      400,000   SH          SOLE    NONE     400,000
LIMELIGHT NETWORKS INC        COM               53261M104      812      200,000   SH          SOLE    NONE     200,000
MATTEL INC                    COM               577081102   11,538      625,000   SH          SOLE    NONE     625,000
MCKESSON CORP                 COM               58155Q103    5,955      100,000   SH          SOLE    NONE     100,000
MEDASSETS INC                 COM               584045108    8,464      375,000   SH          SOLE    NONE     375,000
PEPSICO INC                   COM               713448108   14,665      250,000   SH          SOLE    NONE     250,000
PFIZER INC                    COM               717081103   20,688    1,250,000   SH          SOLE    NONE   1,250,000
POWERSHARES QQQ TRUST         UNIT SER 1        105625     105,625    2,500,000        PUT    SOLE    NONE   2,500,000
PRICELINE COM INC             COM NEW           741503403    8,291       50,000   SH          SOLE    NONE      50,000
ROVI CORP                     COM               779376102   42,000    1,250,000   SH          SOLE    NONE   1,250,000
SARA LEE CORP                 COM               803111103   13,925    1,250,000   SH          SOLE    NONE   1,250,000
SKECHERS U S A INC            CL A              830566105    1,714      100,000   SH          SOLE    NONE     100,000
SKYWORKS SOLUTIONS INC        COM               83088M102    9,930      750,000   SH          SOLE    NONE     750,000
STARBUCKS CORP                COM               855244109   20,650    1,000,000   SH          SOLE    NONE   1,000,000
STARENT NETWORKS CORP         COM               85528P108    6,991      275,000   SH          SOLE    NONE     275,000
TERADATA CORP DEL             COM               88076W103    6,880      250,000   SH          SOLE    NONE     250,000
VERISIGN INC                  COM               92343E102   17,768      750,000   SH          SOLE    NONE     750,000
VISTAPRINT N V                SHS               N93540107   15,225      300,000   SH          SOLE    NONE     300,000





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